Leases (Details) - Schedule of right-of-use assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost [Member]
Leases (Details) - Schedule of right-of-use assets [Line Items]
Cost, Balance at beginning of year	$ 328	$ 332	$ 304
Cost, Additions during year	166
Cost, Derecognition during Year	(291)
Cost, Foreign currency translation reserve	(37)	(4)	28
Cost, Balance at end of year		328	332
Cost [Member] | Offices [Member]
Leases (Details) - Schedule of right-of-use assets [Line Items]
Cost, Balance at beginning of year	328	332	304
Cost, Additions during year	166
Cost, Derecognition during Year	(291)
Cost, Foreign currency translation reserve	(37)	(4)	28
Cost, Balance at end of year		328	332
Accumulated depreciation [Member]
Leases (Details) - Schedule of right-of-use assets [Line Items]
Cost, Balance at beginning of year	328	332
Cost, Balance at end of year	166	328	332
Accumulated depreciation, Balance at beginning of year	227	124	16
Accumulated depreciation ,Additions during year	93	106	99
Accumulated depreciation, Derecognition during Year	(291)
Accumulated depreciation, Foreign currency translation reserve	(29)	(3)	9
Accumulated depreciation, Balance at end of year		227	124
Accumulated depreciation [Member] | Offices [Member]
Leases (Details) - Schedule of right-of-use assets [Line Items]
Cost, Balance at beginning of year	328	332
Cost, Balance at end of year	166	328	332
Accumulated depreciation, Balance at beginning of year	227	124	16
Accumulated depreciation ,Additions during year	93	106	99
Accumulated depreciation, Derecognition during Year	(291)
Accumulated depreciation, Foreign currency translation reserve	(29)	(3)	9
Accumulated depreciation, Balance at end of year		227	124
Net Book Value [Member]
Leases (Details) - Schedule of right-of-use assets [Line Items]
Net book value, Balance at end of year	166	101	208
Net Book Value [Member] | Offices [Member]
Leases (Details) - Schedule of right-of-use assets [Line Items]
Net book value, Balance at end of year	$ 166	$ 101	$ 208